Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 22,697	$ 3,168	¥ 23,435
Restricted cash	300	42	1,239
Accounts receivable	18,356	2,562	10,374
Inventories	12,980	1,812	9,872
Advance to suppliers	9,808	1,369	9,466
Other current assets	31,212	4,357	29,032
Total current assets	140,418	19,601	105,075
Non-current assets:
Property, plant and equipment, net	8,647	1,207	8,656
Intangible assets, net	97	14	132
Operating lease right-of-use assets, net	12,003	1,676	16,205
Long-term investments	134,026	18,709	134,114
Refundable deposit for investment	20,621	2,879	39,799
Other non-current assets	80,213	11,196	81,733
Total non-current assets	255,607	35,681	280,639
Total assets	396,025	55,282	385,714
Current liabilities:
Short-term bank borrowing	17,172	2,397	17,972
Current portion of long-term borrowing	5,800	810
Accounts payable	17,229	2,405	14,307
Accrued expenses and other liabilities	12,222	1,706	13,281
Income tax payables	5,496	767	5,169
Advances from customers	1,699	237	1,086
Operating lease liabilities – current	981	137	1,843
Total current liabilities	63,119	8,811	56,897
Non-current liabilities:
Operating lease liabilities – non-current	2,933	409	4,137
Bank borrowings			3,700
Commitments and contingent liabilities	3,000	419
Total non-current liabilities	5,933	828	7,837
Total liabilities	69,052	9,639	64,734
Shareholders’ equity:
Additional paid-in capital	545,963	76,213	512,568
Accumulated deficit	(243,098)	(33,935)	(221,098)
Total U POWER LIMITED’s shareholders’ equity	302,865	42,278	291,470
Non-controlling interests	24,108	3,365	29,510
Total equity	326,973	45,643	320,980
Total liabilities and equity	396,025	55,282	385,714
Related Party
Current assets:
Amount due from related parties	45,065	6,291	21,657
Current liabilities:
Amount due to related parties	2,520	352	3,239
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares